Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Interest and dividend income (Note 3)
Loans	$ 5,557	$ 5,507
Securities	1,379	1,276
Assets purchased under reverse repurchase agreements and securities borrowed	349	389
Deposits and other	93	64
Interest and dividend income	7,378	7,236
Interest expense (Note 3)
Deposits and other	1,295	1,508
Other liabilities	770	641
Subordinated debentures	42	52
Interest expense	2,107	2,201
Net interest income	5,271	5,035
Non-interest income
Insurance premiums, investment and fee income	1,399	1,809
Trading revenue	314	524
Investment management and custodial fees	1,961	1,703
Mutual fund revenue	1,165	1,000
Securities brokerage commissions	399	401
Service charges	485	458
Underwriting and other advisory fees	701	590
Foreign exchange revenue, other than trading	271	289
Card service revenue	291	272
Credit fees	476	332
Net gains on investment securities	15	35
Share of profit in joint ventures and associates	29	25
Other	289	470
Non-interest income	7,795	7,908
Total revenue	13,066	12,943
Provision for credit losses (Notes 4 and 5)	105	110
Insurance policyholder benefits, claims and acquisition expense	997	1,406
Non-interest expense
Human resources (Note 7)	4,285	4,288
Equipment	501	493
Occupancy	386	404
Communications	228	213
Professional fees	319	291
Amortization of other intangibles	337	319
Other	524	534
Non-interest expense	6,580	6,542
Income before income taxes	5,384	4,885
Income taxes	1,289	1,038
Net income	4,095	3,847
Net income attributable to:
Shareholders	4,093	3,845
Non-controlling interests	2	2
Net income	$ 4,095	$ 3,847
Basic earnings per share (in dollars) (Note 9)	$ 2.84	$ 2.66
Diluted earnings per share (in dollars) (Note 9)	2.84	2.66
Dividends per common share (in dollars)	$ 1.20	$ 1.08